CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income	$ 16,566	$ 16,856	$ 16,460
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	8,660	8,380	7,444
Interest expenses related to liabilities in connection with acquisitions	0	0	48
Accrued severance pay, net	0	0	8
Loss on sale of property and equipment	0	10	0
Stock-based compensation expenses	1,557	325	515
Amortization of marketable securities premium, accretion of discount	62	0	0
Gain on sale of subsidiary's operation	0	0	(136)
Decrease (increase) in trade receivables, net	(9,378)	473	11
Decrease (increase) in other long term and short term accounts receivable and prepaid expenses	(23)	(397)	145
Increase in trade payables	(342)	(700)	780
Increase (decrease) in accrued expenses and other accounts payable	(303)	(1,589)	(2,279)
Increase (decrease) in deferred revenues	191	(1,765)	(1,131)
Change in deferred income taxes, net	1,204	687	1,083
Net cash provided by operating activities	18,194	22,280	22,948
Cash flows from investing activities:
Capitalized software development costs	(4,267)	(4,713)	(4,969)
Purchase of property and equipment	(993)	(497)	(510)
Cash paid in conjunction with acquisitions, net of acquired cash	(9,363)	(16,557)	(7,627)
Proceeds from sale of subsidiary's operation	0	0	136
Proceeds from sale of property and equipment	0	60	0
Proceeds from maturity of marketable securities	596	0	343
Proceeds from short-term bank deposits	0	0	3,601
Change in loans to employees and other deposits ,net	(58)	0	(34)
Investment in marketable securities	(11,976)	0	0
Investment in short-term bank deposit	0	0	(1,366)
Net cash used in investing activities	(26,061)	(21,707)	(10,426)
Cash flows from financing activities:
Proceeds from exercise of options by employees	204	1,462	309
Issuance of Ordinary shares, net	54,726	0	0
Dividend paid	(8,681)	(7,787)	(3,661)
Short-term credit, net	2,974	(47)	14
Purchase of non-controlling interest	0	(168)	(87)
Long term loan received	0	3,307	0
Repayment of long-term loans	(2,905)	(95)	0
Net cash used in financing activities	46,318	(3,328)	(3,425)
Effect of exchange rate changes on cash and cash equivalents	(1,070)	145	(64)
Increase (decrease) in cash and cash equivalents	37,381	(2,610)	9,033
Cash and cash equivalents at the beginning of the year	35,134	37,744	28,711
Cash and cash equivalents at end of the year	72,515	35,134	37,744
Supplementary information on investing and financing activities not involving cash flows:
Deferred acquisition payment	250	1,581	3,103
Contingent acquisition payment	0	3,981	1,192
Supplemental disclosure of cash flow activities:
Income taxes	1,601	1,519	1,250
Interest	$ 74	$ 34	$ 17